Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2010
Net income	$ 7,028		$ 6,281	$ 4,130
Other comprehensive (loss) income:
Net unrealized holding gain (loss) on available for sale investment securities	(11,546)		1,897	5,969
Tax effect	3,925		(644)	(2,029)
Reclassification adjustment for investment security (gains) losses included in net income	(11)		(610)	173
Tax effect	4		207	(59)
Total other comprehensive (loss) income	(7,628)	[1]	850	4,054
Comprehensive (loss) income	$ (600)		$ 7,131	$ 8,184

[1]	Amounts in parentheses indicate debits to net income